Subsequent events (Details) - Jan. 05, 2023 - Columbia Financing $ in Millions, $ in Millions	COP ($)	USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings face amount	$ 230,000	$ 50
First Tranche
Disclosure of non-adjusting events after reporting period [line items]
Borrowings term	3 years
Second Tranche
Disclosure of non-adjusting events after reporting period [line items]
Borrowings term	4 years 6 months